AGREEMENTS TO ACQUIRE	3 Months Ended
Sep. 30, 2023
Business Combination and Asset Acquisition [Abstract]
AGREEMENTS TO ACQUIRE

NOTE 4 – AGREEMENTS TO ACQUIRE

Share Purchase Agreements with Juan Lemus for the proposed acquisitions of 51% ownership in Commsa and Lion Works.

On December 15, 2021, the Company entered into a share purchase agreement (the “Share Purchase Agreement”) with Juan Lemus, the sole shareholder of Commsa. The Share Purchase Agreement contemplated the acquisition by the Company of 51% of the share capital of Commsa, a newly-formed company, which has the mining rights to five operating mines that run along a 12.5-mile stretch of the Rio Jalan River, in consideration for $1,000,000 in cash and the issuance of 5,000,000 shares of the Company’s common stock to Mr. Lemus (the “Commsa Acquisition”). In addition, the Company has agreed to provide up to $7,500,000 in working capital to expand the mining operations in a gold mining project (Rio Jalan Project) in Olancho state in the highlands of Central Honduras. The Company did not meet its obligations for the consummation of the Commsa Acquisition by March 31, 2022 as set forth in the Share Purchase Agreement; however, the parties did not terminate the Share Purchase Agreement, intending that the Company would be able to obtain the necessary funding later and to consummate the Commsa Acquisition.

On August 14, 2023, the Company and Juan Lemus executed an addendum to the Share Purchase Agreement (the which provided for the extension of the Company’s obligations to pay $1,000,000 in cash, the issuance of 5,000,000 shares of the Company’s common stock to Mr. Lemus and the payment of $7,500,000 in working capital until September 30, 2023. The first addendum provides that if the Company does not comply with these obligations set forth in the Addendum until September 30, 2023, the Share Purchase Agreement will be null and void. On September 28, 2023, the parties executed the second addendum, extending the timing of the Company’s payment from September 30, 2023 to December 31, 2023.

On March 19, 2023, the Company entered into and executed a share purchase agreement (the “Share Purchase Agreement”) with Lion Works and Juan Lemus, the sole shareholder of Lion Works, which contemplated the acquisition by the Company, as Buyer, from Mr. Lemus, as Seller, of 51% of the capital stock of Lion Works, including 51% of the intellectual property rights and know-how related to the Genesis extraction system (“Genesis”), The Share Purchase Agreement superseded the terms of the binding Letter of Intent that the parties entered into on November 21, 2021. Pursuant to the terms of the Share Purchase Agreement, the Company’s consideration for the acquisition of 51% of Lion Works consists of the following:

•	The total purchase price of $5,100,000 in cash, with the first minimum payment in the amount of $2,550,000 to be paid by September 30, 2023, and the remaining outstanding balance of $2,550,000 to be paid by September 30, 2024, within 12 months of the first payment.

•	The Company will invest an additional 5,000,000 as a working capital toward the development of the Genesis plants, with $2,000,000 to be paid by July 31, 2023, and the remaining $3,000,000 to be paid by July 31, 2024, within 12 months of the first payment.

•	The Company will engage a patent attorney and pay for the cost of that patent attorney to prepare the patent application related to Genesis and to register that patent, provided that Lion Works will engage an expert to prepare a report on the Genesis system, to be used in this patent application.

The parties agreed that the closing of the transactions contemplated by the Share Purchase Agreement will occur on or before March 19, 2023 or at such other time and place as the Buyer and the Seller may agree, provided that (i) the Seller receives the first tranche of working capital funds in the amount of $2,000 prior to the execution and delivery of (i) the paperwork necessary for the attorney to complete the patent submission, (ii) all documentation necessary for the buyer to market the Genesis program, (iii) any other document, certificate or instrument to consummate the transactions contemplated by the Share Purchase Agreement.

On July 21, 2023, Juan Lemus and the Company executed the first addendum to the Share Purchase Agreement, pursuant to which the Company’s obligations to pay $2,000,000 as working capital was extended until September 30, 2023, and the parties agreed that upon such payment and the first minimum payment in the amount of $2,550,000 toward the total purchase price on or prior to September 30, 2023 by the Company, the parties will close the transactions contemplated by the Share Purchase Agreement, and Lion Works will become a majority-owned subsidiary of the Company. On September 28, 2023, the parties executed the second addendum, which extended the terms of the Company’s payments to December 31, 2023.